Preferred Stock	3 Months Ended
Jun. 30, 2012
Preferred Stock

8. Preferred Stock

The Company’s certificate of incorporation authorized 5,000,000 shares of preferred stock, $0.001 par value per share. As of June 30, 2012, no certificate of designations defining the rights and preferences of the preferred stock had been filed and no shares of preferred stock were outstanding.